Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation is Calculated on a Straight-Line Basis	Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Miners	3 years